Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment

Property and equipment consisted of the following (in millions):

	December 31, 2012	December 31, 2013
Computer and telecommunications equipment	$325	$349
Leasehold improvements	79	81
Office furniture and equipment	64	68
Buildings and improvements	20	21
Land	2	2
Construction in progress	11	7

	501	528
Accumulated depreciation and amortization	(336)	(376)

	$165	$152